Derivative instruments (Coupon-only Swap) (Details) - Subsidiaries - Coupon-only swap - Cash Flow Hedging R$ in Thousands, $ in Thousands	Apr. 30, 2017 USD ($)	Apr. 30, 2017 BRL (R$)
Citibank S.A. | Payable
Derivative [Line Items]
Payable Amount | R$		R$ 155,500
Citibank S.A. | Receivable
Derivative [Line Items]
Receivable Amount | $	$ 50,000
Interest rate	6.91%	6.91%
JP Morgan S.A. | Payable
Derivative [Line Items]
Payable Amount | R$		R$ 156,250
JP Morgan S.A. | Receivable
Derivative [Line Items]
Receivable Amount | $	$ 50,000
Interest rate	6.91%	6.91%
Brazil Real | Citibank S.A. | Payable
Derivative [Line Items]
Interest rate	11.08%	11.08%
Brazil Real | JP Morgan S.A. | Payable
Derivative [Line Items]
Interest rate	11.18%	11.18%